Income Taxes (Details) - Schedule of income tax provision - Rice Acquisition Corp. [Member]	4 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal
State
Deferred
Federal	(68,168)
State
Change in valuation allowance	68,168
Income tax provision